Cover	Mar. 19, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this “Amendment”) is being filed by Feutune Light Acquisition Corporation (“FLFV”) to amend its Current Report on Form 8-K, filed with the Securities and Exchange Commission (the “SEC”) on March 20, 2024 (the “Original 8-K”), solely to correct the errors of (i) the number of shares of Class A common stock of FLFV that were tendered for redemption and cancellation in connection with FLFV’s special stockholder meeting on March 18, 2024; and (ii) the number of shares of Class A common stock that would be issued and outstanding shares following the redemption and cancellation. This Amendment speaks as of the original filing date, does not reflect events that may have occurred subsequent to the original filing date, and does not modify or update in any other way disclosures in the Original 8-K except as provided therein.
Document Period End Date	Mar. 19, 2024
Entity File Number	001-41424
Entity Registrant Name	FEUTUNE LIGHT ACQUISITION CORPORATION
Entity Central Index Key	0001912582
Entity Tax Identification Number	87-4620515
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	48 Bridge Street
Entity Address, Address Line Two	Building A
Entity Address, City or Town	Metuchen
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08840
City Area Code	909
Local Phone Number	214-2482
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock, one Warrant and one Right
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, one Warrant and one Right
Trading Symbol	FLFVU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	FLFV
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	FLFVW
Security Exchange Name	NASDAQ
Rights, each right exchangeable for one-tenth (1/10) of one share of Class A Common Stock at the closing of a business combination
Title of 12(b) Security	Rights, each right exchangeable for one-tenth (1/10) of one share of Class A Common Stock at the closing of a business combination
Trading Symbol	FLFVR
Security Exchange Name	NASDAQ